Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule Other Receivable – Related Party	Other receivables – related party
	Relationship	Nature	December 31, 2024	December 31, 2023

Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Funds held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.	$-	$346,114
Total			$-	$346,114

Schedule of Accounts Payable – Related Parties	Accounts payable – related parties consist of the following:
	Relationship	Nature	December 31, 2024	December 31, 2023

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Payable for storage fees	502	27,885
Total			$502	$27,885

Schedule of Other Payables – Related Parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and its related parties, such as payments paid on behalf of the Company.

	Relationship	December 31, 2024	December 31, 2023

Mun Wah Wan	Former Chairman of the board of directors of the Company	-	400
Total		$-	$400

Schedule of Net Revenues – Related Parties	Net revenues – related parties consist of the following:
	Relationship	Nature	The Period from January 1, 2024 to May 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Technological service fee revenue	$12,824	$39,643	$29,934
Jinling Cultural	It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Technological service fee revenue	-	-	21,542
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	-	-	17,091
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Technological service fee revenue	41,809	104,966	97,758
Total			$54,633	$144,609	$166,325

Schedule Cost of Revenues – Related Party	Cost of revenues – related party consists of the following:
	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$21,075	$64,051	$304,400

Schedule of Selling and Marketing Expenses – Related Party	Selling and marketing expenses – related party consists of the following:
	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Online advertising expenses	$-	$-	$43,590

Schedule of General and Administrative Expenses – Related Parties	General and administrative expenses – related parties consist of the following:
	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Rent expense.	$38,647	$146,924	$151,480
HKFAEx	100% owned by the Company’s former Chairman	Accounting and business administration services.	65,744	$87,365	$87,350
Total			$104,391	$234,289	$238,830